ASSET MANAGEMENT FUND

Ultra Short Mortgage Fund
(the “Fund”)

SUPPLEMENT DATED NOVEMBER 3, 2010
TO PROSPECTUS DATED MARCH 1, 2010
AS SUPPLEMENTED MAY 7, 2010 AND OCTOBER 1, 2010

This supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with the prospectus for the Funds.

Ultra Short Mortgage Fund:

On October 28, 2010, the Fund adopted the following non-fundamental policy, which was immediately effective:

The Fund may not invest in (purchase) private (non-agency) mortgage-related securities.

ASSET MANAGEMENT FUND
230 W. Monroe Street
Chicago, Illinois 60606

Please retain this supplement with your prospectus for future reference.